INFORMATION INCLUDED IN CONSOLIDATED EARNINGS	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
INFORMATION INCLUDED IN CONSOLIDATED EARNINGS	INFORMATION INCLUDED IN CONSOLIDATED EARNINGS
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
	$	$	$
Employee benefit expense
Wages, salaries and other short-term benefits	242,113	227,043	197,155
Termination benefits (Note 16)	4,110	2,274	1,861
Share-based compensation expense (Note 18)	22,879	501	1,914
Pension, post-retirement and other long-term employee benefit plans (Note 20):
Defined benefit plans	2,057	2,139	2,768
Defined contributions plans	6,824	7,142	3,471
	277,983	239,099	207,169
Finance costs (income) - Interest
Interest on borrowings and lease liabilities	28,684	32,472	17,443
Amortization and write-off of debt issue costs on borrowings	1,210	1,194	1,906
Interest capitalized to property, plant and equipment	(458)	(1,976)	(2,277)
	29,436	31,690	17,072
Finance costs (income) - other (income) expense, net
Foreign exchange loss (gain)	38	(790)	1,945
Valuation adjustment made to non-controlling interest put options (Note 24)	2,470	3,339	—
Change in fair value of contingent consideration liability (Note 24)	(11,005)	—	—
Other costs, net	2,259	765	1,865
	(6,238)	3,314	3,810
Additional information
Depreciation of property, plant and equipment (Note 9)	50,237	51,030	38,548
Amortization of intangible assets (Note 12)	13,603	10,385	6,281
Impairment of assets, net (Note 13)	2,359	4,549	6,936